Rondure New World Fund	Portfolio of Investments
January 31, 2004 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.46%
Brazil — 10.30%
B3 S.A. - Brasil Bolsa Balcao (a)	699,900	$1,847,753
Itau Unibanco Holding S.A.	401,700	2,665,028
MercadoLibre, Inc.	1,500	2,567,715
Petroleo Brasileiro S.A. - ADR	200,305	3,419,206
TOTVS S.A.	155,600	993,993
Vale S.A.	40,500	555,777
WEG S.A.	195,200	1,272,572
		13,322,044
China — 10.94%
ANTA Sports Products Ltd.	230,500	1,945,529
China Resources Beer Holdings Company Ltd. (a)	102,000	368,868
China Tourism Group Duty Free	137,800	1,541,954
H World Group Ltd. (a)	483,800	1,516,442
Hangzhou Oxygen Plant Group Co.	200,600	668,210
Kweichow Moutai Company Ltd.	3,400	764,857
Sany Heavy Industry Co., Ltd., Class A	448,300	821,808
Sichuan Swellfun Company Ltd.	95,700	640,231
Tsingtao Brewery Co Ltd.	280,800	1,602,450
Uni-President China Holdings Ltd.	3,927,200	2,206,005
Yum China Holdings Inc. (a)	60,067	2,066,666
		14,143,020
Colombia — 0.34%
Parex Resources, Inc.	26,300	435,503

Greece — 0.61%
JUMBO S.A.	27,873	783,034

Hong Kong — 2.23%
Hong Kong Exchanges & Clearing Ltd.	75,900	2,301,203
Techtronic Industries Co., Ltd.	55,900	593,721
		2,894,924
Hungary — 0.43%
Gedeon Richter plc	20,400	550,738

India — 17.65%
3M India Ltd.	1,123	465,125
Asian Paints Ltd.	26,185	929,773
Dabur India Ltd.	129,655	841,855
Divi’s Laboratories Ltd.	31,318	1,383,887
HCL Technologies Ltd.	196,230	3,720,210
HDFC Bank Ltd.	180,399	3,171,253
Honeywell Automation India Ltd.	207	96,408
IndiaMart InterMesh Ltd. (b)(c)	26,763	812,137
Marico Ltd.	21,355	135,778
Nestle India Ltd.	57,596	1,736,690
Pidilite Industries Ltd.	9,863	300,499
Schaeffler India Ltd.	26,757	1,008,184
Tata Consultancy Services Ltd.	74,697	3,429,598
Tech Mahindra Ltd.	163,176	2,613,168
United Breweries Ltd.	47,802	1,038,987

	Shares	Fair Value
COMMON STOCKS — 95.46% (continued)
India — 17.65% (continued)
United Spirits Ltd. (a)	91,772	$1,202,882
		22,886,434
Indonesia — 8.19%
Ace Hardware Indonesia Tbk PT	16,524,700	889,614
Avia Avian Tbk PT	21,054,700	773,874
Bank Central Asia Tbk PT	2,890,200	1,748,647
Bank Rakyat Indonesia Persero Tbk PT	11,977,500	4,314,721
Mayora Indah Tbk PT	3,615,100	537,762
PT Indofood CBP Sukses Makmur Tbk (a)	963,000	717,544
Sumber Alfaria Trijaya Tbk PT	9,668,700	1,622,740
		10,604,902
Korea (Republic Of) — 2.14%
Doosan Bobcat, Inc.	12,265	467,129
Nongshim Co., Ltd. (a)	2,081	589,279
Samsung Electronics Company Ltd.	31,528	1,713,235
		2,769,643
Malaysia — 5.85%
Carlsberg Brewery Malaysia Bhd	454,700	1,849,992
Heineken Malaysia Bhd	576,500	2,938,031
Mr DIY Group Berhad (b)(c)	3,748,900	1,094,014
Public Bank Bhd	1,798,700	1,667,814
		7,549,851
Mexico — 10.00%
Arca Continental COM NPV	111,700	1,270,140
Becle S.A.B. de C.V.	159,993	298,069
Coca-Cola Femsa S.A.B. de CV	28,050	2,663,067
GMexico Transportes SAB de CV (b)(c)	1,293,821	2,939,699
Kimberly-Clark de Mexico S.A.B. de CV	678,300	1,540,381
Prologis Property Mexico S.A. de CV	436,908	1,797,526
Wal-Mart de Mexico SAB de CV	592,300	2,446,820
		12,955,702
Philippines — 4.98%
International Container Terminal Services, Inc.	561,100	2,429,437
Philippine Seven Corporation (a)	1,584,687	2,238,930
Wilcon Depot, Inc.	4,536,700	1,767,231
		6,435,598
Poland — 1.75%
Allegro.eu S.A. (a)	195,089	1,472,875
Dino Polska SA (a)(b)(c)	7,291	786,969
		2,259,844
Qatar — 0.45%
Qatar Gas Transport	609,966	581,166

South Africa — 1.81%
Capitec Bank Holdings Ltd.	13,554	1,443,697
Clicks Group Ltd.	55,514	892,378
		2,336,075
Taiwan — 11.22%
Airtac International Group (a)	55,857	1,673,781
ASPEED Technology, Inc.	9,000	883,850
Chroma Ate Inc.	383,000	2,447,514

Rondure New World Fund	Portfolio of Investments
January 31, 2004 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.46% (continued)
Taiwan — 11.22% (continued)
momo.com Inc (a)	46,028	$638,822
President Chain Store Corporation (a)	76,000	640,691
Sinbon Electronics Co., Ltd.	347,700	2,862,223
Taiwan FamilyMart Co., Ltd.	199,000	1,197,412
Taiwan Semiconductor Manufacturing Co., Ltd.	207,000	4,143,234
		6,620,159
Thailand — 4.85%
Airports of Thailand Public Co., Ltd. (a)	343,700	576,717
Bangkok Bank PCL	687,000	2,720,698
Bangkok Dusit Medical	695,100	536,914
Bumrungrad Hospital plc	78,900	531,942
CP All Plc	879,000	1,289,453
Osotspa PCL	1,037,300	606,030
		6,261,754
United Arab Emirates — 0.41%
Dubai Islamic Bank PJSC (a)	307,442	529,019

Vietnam — 1.31%
FPT Corporation	433,152	1,693,411

Total Common Stocks (Cost $118,527,662)		123,480,189

Total Investments — 95.46%
(Cost $118,527,662)		$123,480,189

Other Assets in Excess of Liabilities — 4.54%		5,870,242

NET ASSETS — 100.00%		$129,350,431

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions. exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $5,632,819 representing 4.35% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of those securities was $5,632,819, representing 4.35% of net assets.

Sector Composition (January 31, 2024)
Consumer Staples	26.7%
Financials	17.3%
Technology	17.1%
Consumer Discretionary	13.3%
Industrials	11.5%
Energy	3.0%
Materials	2.9%
Health Care	2.3%
Real Estate	1.4%
Other Assets in Excess of Liabilities	4.5%
Total	100%
Industry Composition (January 31, 2024)
Banks	12.1%
Alcoholic Beverages	8.3%
It Services	7.5%
Food & Drug Stores	6.7%
Non-Alcoholic Beverages	5.8%
Online Marketplace	4.2%
Security & Cmdty Exchanges	3.2%
Semiconductor Manufacturing	3.2%
Home Products Stores	2.9%
Integrated Oils	2.6%
Transport Operations & Services	2.3%
Rail Freight	2.3%
Packaged Food	2.2%
Technology Distributors	2.2%
Diversified Banks	2.1%
Mass Merchants	1.9%
Measurement Instruments	1.9%
Personal Care Products	1.8%
Other Specialty Retail - Discr	1.8%
Restaurants	1.6%
Specialty Chemicals	1.6%
Specialty & Generic Pharma	1.5%
Specialty Apparel Stores	1.5%
Other Machinery & Equipment	1.4%
Industrial Reit	1.4%
Communications Equipment	1.3%
IT Services	1.3%
Flow Control Equipment	1.3%
Lodging	1.2%
Construction & Mining Machinery	1.0%
Other Industries (each less than 1%)	5.4%
Other Assets in Excess of Liabilities	4.5%
Total	100%

Non-income producing security.